RULE 497 DOCUMENT

The interactive data file included as an exhibit to this Rule 497(e) filing relates to, and incorporates by reference, the supplement dated December 16, 2015 to the prospectuses dated January 1, 2015 for BofA Government Plus Reserves, BofA Government Reserves and BofA Treasury Reserves that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 16, 2015 (Accession No. 0001104659-15-085223).